Contract Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Contract Liabilities
27. Contract Liabilities
The contract liabilities in the amount of €307 thousand (previous year: €1,196 thousand) consist of payments made by customers in fiscal year 2021 and 2020 presented in accordance with IFRS 15.